Note 10 - Acquisition of Businesses (Tables)	9 Months Ended
Dec. 31, 2018
Filter Group Inc [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
Working capital	$927
Property, plant and equipment	6,154
Intangible assets	16,049
Goodwill	40,621
Long-term debt	(21,611)
Total consideration	$42,140

Cash consideration	$3,000
Payable to shareholders	11,314
Contingent consideration	27,826
Total consideration	$42,140

EdgePower Inc. [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
Working capital	$993
Intangible assets	14,198
Goodwill	7,673
Deferred tax liabilities	(3,820)
Total consideration	$19,044

Cash paid, net of working capital adjustment	$9,534
Common shares issued	9,510
Total consideration	$19,044